Organization and Description of Business	12 Months Ended
Dec. 31, 2014
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization and Description of Business
Organization and Description of Business

Q2 Holdings, Inc., or the Company, is a leading provider of secure, cloud-based virtual banking solutions. The Company enables regional and community financial institutions, or RCFIs, to deliver a robust suite of integrated virtual banking services and more effectively engage with their retail and commercial account holders who expect to bank anytime, anywhere and on any device. The Company delivers its solutions to the substantial majority of its customers using a software-as-a-service, or SaaS, model under which its RCFI customers pay subscription fees for the use of the Company's solutions.

The Company, formerly known as CBG Holdings, Inc., was incorporated in Delaware in March 2005 and is a holding company that owns 100% of the outstanding capital stock of Q2 Software, Inc. On March 1, 2013, the Company reorganized its business operations in conjunction with the private placement of its Series C redeemable convertible preferred stock. Prior to the reorganization, the Company owned 100% of the outstanding capital stock of cbanc Network Inc., or cbanc. Pursuant to the reorganization, the Company distributed all shares of cbanc to its stockholders in a spin-off, and the Company was renamed Q2 Holdings, Inc.

The Company's headquarters are located in Austin, Texas.